Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance Sheets [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common stock, shares issued	43,693,241	22,445,254	14,707,020
Common stock, shares outstanding	43,693,241	22,445,254	14,707,020